Accrued Liabilities	12 Months Ended
Dec. 31, 2018
Accrued Liabilities [Abstract]
ACCRUED LIABILITIES	NOTE 8 – ACCRUED LIABILITIES Accrued liabilities consist of the following:
	December 31, 2018	December 31, 2017

Accrued expenses	$15,000	$15,000
Accrued salary	866	910
	$15,866	$15,910